BLACKROCK MUNIYIELD CALIFORNIA FUND, INC.

ARTICLES OF AMENDMENT

AMENDING THE ARTICLES SUPPLEMENTARY ESTABLISHING AND FIXING THE RIGHTS AND PREFERENCES OF

VARIABLE RATE DEMAND PREFERRED SHARES

            This is to certify that:

            First: The charter of BlackRock MuniYield California Fund, Inc., a Maryland corporation (the “Corporation”), is amended by these Articles of Amendment, which amend the Amended and Restated Articles Supplementary Establishing and Fixing the Rights and Preferences of Variable Rate Demand Preferred Shares, dated as of July 17, 2019, as amended to date (collectively, the “Articles Supplementary”).

            Second: The charter of the Corporation is hereby amended by deleting the definition of “Applicable Base Rate” in the Articles Supplementary in its entirety and replacing it with the following definition as of June 29, 2021:

“Applicable Base Rate” means, (i) with respect to a Rate Period of fewer than forty-nine (49) days, the greater of (a) the SIFMA Municipal Swap Index or (b) the LIBOR Rate, and (ii) with respect to a Rate Period of forty-nine (49) or more days, the LIBOR Rate.  If the Applicable Rate in respect of any Rate Period would otherwise be less than zero percent (0%), the Applicable Base Rate for such Rate Period will be deemed to be zero percent (0%).

            Third: The charter of the Corporation is hereby amended by deleting the definition of “LIBOR Rate” in the Articles Supplementary in its entirety and replacing it with the following definition as of June 29, 2021:

            “LIBOR Rate” means, on any Rate Determination Date, (i) the rate for deposits in U.S. dollars for the designated Rate Period, which appears on Reuters display page LIBOR01 (“Page LIBOR01”) (or such other page as may replace that page on that service, or such other service as may be selected by the LIBOR Dealer or its successors that are LIBOR Dealers) as of 11:00 a.m. London time, on the day that is the London Business Day preceding the Rate Determination Date (the “LIBOR Determination Date”), or (ii) if such rate does not appear on Page LIBOR01 or such other page as may replace such Page LIBOR01, (A) the LIBOR Dealer shall determine the arithmetic mean of the offered quotations of the Reference Banks to leading banks in the London interbank market for deposits in U.S. dollars for the designated Rate Period in an amount determined by such LIBOR Dealer by reference to requests for quotations as of approximately 11:00 a.m. (London time) on such date made by such LIBOR Dealer to the Reference Banks, (B) if at least two of the Reference Banks provide such quotations, the LIBOR Rate shall equal such arithmetic mean of such quotations, (C) if only one or none of the Reference Banks provide such quotations, the LIBOR Rate shall be deemed to be the arithmetic mean of the offered quotations that leading banks in The City of New York selected by the LIBOR Dealer (after obtaining the Corporation’s approval) are quoting on the relevant LIBOR Determination Date for deposits in U.S. dollars for the designated Rate Period in an amount determined by the LIBOR Dealer (after obtaining the Corporation’s approval) that is representative of a single transaction in such market at such time by reference to the principal London offices of leading banks in the London interbank market; provided, however, that if no LIBOR Dealer quotes a rate required to determine the LIBOR Rate, the LIBOR Rate will be determined on the basis of the quotation or quotations furnished by any Substitute LIBOR Dealer or Substitute LIBOR Dealers selected by the Corporation to provide such rate or rates not being supplied by the LIBOR Dealer; provided further, that if the LIBOR Dealer and Substitute LIBOR Dealers are required but unable to determine a rate in accordance with at least one of the procedures provided above, the LIBOR Rate shall be the LIBOR Rate as determined on the previous Rate Determination Date. If the number of days in a Rate Period shall be (i) seven or more but fewer than 21 days, such rate shall be the seven-day LIBOR Rate; (ii) 21 or more but fewer than 49 days, such rate shall be the one-month LIBOR rate; (iii) 49 or more but fewer than 77 days, such rate shall be the two-month LIBOR rate; (iv) 77 or more but fewer than 112 days, such rate shall be the three-month LIBOR rate; (v) 112 or more but fewer than 140 days such rate shall be the four-month LIBOR rate; (vi) 140 or more but fewer than 168 days, such rate shall be the five-month LIBOR rate; (vii) 168 or more but fewer than 189 days, such rate shall be the six-month LIBOR rate; (viii) 189 or more but fewer than 217 days, such rate shall be the seven-month LIBOR rate; (ix) 217 or more but fewer than 252 days, such rate shall be the eight-month LIBOR rate; (x) 252 or more but fewer than 287 days, such rate shall be the nine-month LIBOR rate; (xi) 287 or more but fewer than 315 days, such rate shall be the ten-month LIBOR rate; (xii) 315 or more but fewer than 343 days, such rate shall be the eleven-month LIBOR rate; and (xiii) 343 or more but fewer than 365 days, such rate shall be the twelve-month LIBOR rate. If the Corporation determines that adequate and reasonable methods no longer exist for ascertaining the LIBOR Rate as provided above, the Corporation shall replace the LIBOR Rate with a substitute or successor rate that it determines in good faith to be a reasonably comparable index rate, provided that if the Corporation determines that it is required to replace the LIBOR Rate and there is an industry accepted substitute or successor index rate, the Corporation shall replace the LIBOR Rate with such index rate, and, without shareholder approval, amend or supplement these Articles Supplementary as provided in paragraph (a) of Section 13 of Part I of these Articles Supplementary accordingly to implement such replacement, including any conforming changes to Tenor and/or spread adjustments, as necessary.

Fourth: The charter of the Corporation is hereby amended by adding the definition of “Tenor” in the Articles Supplementary as of June 29, 2021:

“Tenor” means, as of any date of determination, the length of time associated with the LIBOR Rate being used or any index rate replacement for the LIBOR Rate in the instance that the Corporation determines that adequate and reasonable methods no longer exist for ascertaining the LIBOR Rate.

Fifth: These Articles of Amendment shall be effective as of June 29, 2021.

            Sixth: The amendment to the charter of the Corporation as set forth above in these Articles of Amendment has been duly advised by the board of directors of the Corporation and approved by the stockholders of the Corporation as and to the extent required by law and in accordance with the charter of the Corporation.

[Signature Page Follows]

            IN WITNESS WHEREOF, BlackRock MuniYield California Fund, Inc. has caused these Articles of Amendment to be signed as of June 29, 2021 in its name and on its behalf by the person named below who acknowledges that these Articles of Amendment are the act of the Corporation and, to the best of such person’s knowledge, information and belief and under penalties for perjury, all matters and facts contained in these Articles of Amendment are true in all material respects.

BLACKROCK MUNIYIELD CALIFORNIA FUND, INC.

By: /s/ Jonathan Diorio   _________________
       Name:  Jonathan Diorio
       Title:    Vice President

ATTEST:

/s/ Janey Ahn
Name:    Janey Ahn
Title:      Secretary

[MYC Signature Page – Amendment to Articles Supplementary]